OTHER INTANGIBLE ASSETS, NET	12 Months Ended
Sep. 30, 2014
OTHER INTANGIBLE ASSETS, NET
9.	OTHER INTANGIBLE ASSETS, NET

Excluding those that had been fully amortized as of September 30, 2013 and 2014, respectively, other intangible assets consisted of the following:

	As of September 30,
	2013	2014
	US$	US$

Computer software	2,978	3,428
Trademarks and domain names	1,456	1,499
Courseware	488	486
Business contracts	531	530
Copyrights	664	662
Platform	217	217

Total intangible assets	6,334	6,822

Less: Accumulated amortization
Computer software	(2,275)	(2,595)
Trademarks and domain names	(840)	(952)
Courseware	(462)	(486)
Business contracts	(494)	(530)
Copyrights	(600)	(658)
Platform	(187)	(217)

Accumulated amortization	(4,858)	(5,438)

Intangible assets, net	1,476	1,384

Amortization expenses from continuing operations were US$873, US$771 and US$592 and from discontinued operations were nil, for the years ended September 30, 2012, 2013 and 2014, respectively.

The estimated amortization expenses for the above other intangible assets for each of the following fiscal years are as follows:

Amortization
US$

2015	410
2016	363
2017	296
2018	168
2019	95
2020 and thereafter	52

1,384